Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 59,188	₱ 75,089
Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	51,597	67,066
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		168
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	73,809	91,914
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	66,044	83,891
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,919	3,689
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	607	1,153
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	23,907	40,237
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,986	508
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	15,676	17,142
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	13,079	13,318
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,341	1,520
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	241	226
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	5,288	6,098
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	7,765	7,855
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	6,856	6,972
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	339	380
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	429	481
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	93	22
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	48
Costs [Member] | Financial Instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		168
Costs [Member] | Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		168
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	50,694	65,718
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	43,103	57,695
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,307	3,115
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	607	1,153
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	23,907	40,237
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,986	508
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	5,708	5,611
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,694	3,586
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	679	813
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	124	52
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,091	2,620
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	7,591	7,855
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	6,856	6,972
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	339	380
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	255	481
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	93	22
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	48
Financial Assets Neither Past Due Nor Impaired [Member] | Financial Instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		168
Financial Assets Neither Past Due Nor Impaired [Member] | Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:		168
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	8,494	9,371
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,200	3,090
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,200	3,090
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,484	884
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	2,420	1,606
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	119	144
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	47	31
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	130	425
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,278	1,139
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,278	1,139
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	171	348
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	926	559
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	55	70
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	17	10
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	109	152
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,016	5,142
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,016	5,142
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	274	309
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,331	2,709
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	367	257
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	39	72
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,005	1,795
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14,621	16,825
Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14,447	16,825
Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	612	574
Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	8,039	9,990
Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,708	4,858
Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	121	236
Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	14	61
Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	953	1,106
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 14,621	₱ 16,825